TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets [Line Items]
Net operating loss carryforwards	$ 3,838	$ 5,104
Allowances, reserves and intangible assets	1,943	1,826
Deferred tax assets before valuation allowance	5,781	6,930
Less - valuation allowance	(2,233)	(4,107)
Deferred tax assets, net	$ 3,548	$ 2,823